CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Feb. 28, 2014	Aug. 31, 2013	Aug. 31, 2012
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	80,731,262	30,314,415	27,827,615
Common Stock, Shares, Outstanding	80,731,262	30,314,415	27,827,615